Property And Equipment (Schedule Of Property And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Oil and natural gas properties	$ 1,932,419	$ 1,611,090	$ 1,035,754
Office furniture and fixtures	4,738	4,476	3,692
Building	3,926	3,926	4,049
Land	260	260	283
Total property and equipment	1,941,343	1,619,752	1,043,778
Accumulated depletion, depreciation, amortization and impairment	(688,467)	(665,884)	(575,142)
Property and equipment, net	$ 1,252,876	$ 953,868	$ 468,636